GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                October 10, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Empire State Municipal Exempt Trust, Guaranteed
                        Series 120
                        File No. 33-61469

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"); and

            (2) the text of the Registration Statement was filed electronically with the Securities and Exchange Commission on September 28, 2001 and became effective September 28, 2001 pursuant to Rule 485(b).

                                    Empire State Municipal Exempt Trust,
                                    Guaranteed Series 120


                                    GLICKENHAUS & CO.
                                    LEBENTHAL & CO. INC.

                                          /s/ Michael J. Lynch
                                          -------------------------
                                     By:  Michael J. Lynch
                                          as agent for the Sponsors


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